Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Schedule of Inventories
	June 30,	December 31
	2024	2023
	$	$
Raw materials and consumables	200,967	-
Fuel	80,467	100,780
	281,434	100,780